Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (33,974,441)	$ (826,697)	$ (2,575,459)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation expense	1,300,550	381,800	3,656,800
Impairment of fixed assets	1,690,028
Change in fair value of warrant liabilities	(1,265,625)	470,804	(777,266)
Change in fair value of option liability	(554,710)	149,740
Change in fair value of embedded derivative liability	5,271
Amortization of right-of-use assets	662,416
Gain on sale of crypto currencies		(17,496)
Impairment on cryptocurrencies	293,619
Amortization of debt discounts	658,680	783,994	13,288
Depreciation	2,032,386	1,295,470	40,556
Deferred taxes		1,128	(451)
Gain on forgiveness of debt		(104,640)
(Increase) decrease in operating assets
Securities owned	4,796,322	(15,882,747)	162,579
Receivables from broker-dealers and clearing organizations	54,596,123	(79,849,184)	(6,404,232)
Prepaids, deposits and other assets	6,673,603	(7,028,192)	(6,080)
Intangible assets	(438,042)
Increase (decrease) in operating liabilities
Payables to customers	(12,130,733)	30,738,655	1,367,577
Payables to broker-dealers and clearing organizations	(28,138,296)	49,256,080	3,845,740
Accrued expenses and other payables	510,897	148,786	782,623
Lease liabilities	(658,600)
Net cash (used in) provided by operating activities	(3,940,552)	(20,482,499)	105,675
Cash Flows from Investing Activities
Purchases of fixed assets		(10,234,188)
Acquisition of Trademarks			(5,184)
Advance payments for assets acquisition			(5,950,000)
Investment in investment funds		(1,550,314)
Acquisition of noncontrolling interest		(40,000)
Short term loans receivable	(8,524,659)	(1,000,000)	(680,350)
Collection of short term loan	1,431,320	719,815	86,020
Net cash used in investing activities	(7,093,339)	(12,104,687)	(6,549,514)
Cash Flows from Financing Activities
Dividends paid			(385,901)
Cash acquired in the reverse recapitalization			2,476,198
Payments for reverse recapitalization and ordinary shares issuance costs			(1,908,591)
Proceeds from August 2020 PIPE, net of costs			2,021,951
Proceeds from the exercise of December 2020 warrants		27,400,000
Proceeds from the exercise of August 2020 PIPE Warrants		1,541,666
Proceeds from the exercise of January 2021 Call Options		4,000,000
Proceeds from issuance Series A Convertible Preferred Shares and detachable warrants, net of issuance costs		6,299,000
Proceeds from issuance of Series B Convertible Preferred Shares and detachable December 2021 Warrants, net of costs		3,742,000
Proceeds from issuance of ordinary shares to Yuntian		777,971
Proceeds from issuance of convertible debenture	8,095,000		1,540,000
Contribution from noncontrolling shareholder	1,713,775
Proceeds from Short-term borrowings		110,000
Repayment of Short-term borrowings		(292,240)	(1,124,448)
Repayment of Short-term borrowings from related party			(128,415)
Advances from director			1,616,565
Repayments to director			(1,467,043)
Net cash provided by financing activities	9,808,775	43,578,397	2,640,316
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash	(123,760)	(33,833)	16,441
Net Change in Cash, Cash Equivalents, and Restricted Cash	(1,348,876)	10,957,378	(3,787,082)
Cash, Cash Equivalents, and Restricted Cash - Beginning of Year	15,751,475	4,794,097	8,581,179
Cash, Cash Equivalents, and Restricted Cash - End of Year	14,402,599	15,751,475	4,794,097
Noncash Investing and Financing Activities
Net liabilities acquired in the reverse recapitalization			57,963
Increase in payables for ordinary shares issuance costs			504,084
Transfer from other assets to intangible assets			13,277
Decrease in accrued expenses for shares issued to prior D&O			60,000
Convertible debenture debt discounts and issuance costs charged to equity			659,782
Subscription receivable for the shares issued in August 2020 PIPE			508,750
Transfer from other assets to intangible assets		8,000,000
Decrease in receivable for fixed assets		534,564
Value of January 2021 Call Options issued for service		1,909,000
Issuance of ordinary shares in connection with 2020 Share Incentive Plan		148
Conversion of crypto currencies to USDT		17,496
Effect of early adoption of ASU 2020-06	1,590,676
Conversion of Debenture into ordinary shares	444,888	1,611,600
Conversion of Series A Convertible Preferred Shares and accrued dividends	4,124,206	302,247
Conversion of Series B Convertible Preferred Shares and accrued dividends	3,016,800
Accrued dividends on Series A and Series B Convertible Preferred Shares		211,000
Deemed dividend on Series A and Series B Convertible Preferred Shares	187,353	1,599,204
Embedded derivative liabilities (make-whole interest feature)	2,916,785
Share issuances in exchange for a decrease in embedded derivative liability	630,000
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)	1,330,271
Lease liabilities arising from obtaining right-of-use assets	1,878,836
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	1,613,789	841,847	115,160
Cash paid for income taxes	$ 3,419	$ 54,667	$ 8,227